Accounts Receivable	12 Months Ended
Mar. 31, 2021
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of March 31, 2021 and 2020:

	As of March 31,
	2021	2020
Accounts receivable – third parties	$3,510,261	$3,439,799
Accounts receivable – related parties	1,267,547	483,628
Total accounts receivable, gross	4,777,808	3,923,427
Less: allowance for doubtful accounts	(270,693)	(103,990)
Accounts receivable, net	$4,507,115	$3,819,437

For the years ended March 31, 2021 and 2020, the Company record bad debt expense of $152,902 and $41,249, respectively.